Other Current Assets (Details) - Schedule of other current assets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Assets [Abstract]
Due from a third party	[1]	$ 205,726
Office rental deposit		128,194	203,896
Interest receivable		88,720	78,950
Prepaid rental fees		803	45,607
Others		69,597	47,256
Total		$ 493,040	$ 375,709

[1]	During the year ended December 31, 2022, the Company sold one of its properties to a third party at cash consideration of $1,323,308 (Note 8), among which the third party paid $1,112,440. The Company recorded the remaining balance as “due from a third party” in the account of other current assets.